Quarterly Holdings Report
for
Fidelity® Growth Company Fund
August 31, 2025
GCF-NPRT3-1025
1.805820.121
Common Stocks - 97.3%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Class A (b)(c)(d)	4,574	7,529,444
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
AgomAb Therapeutics SA warrants 10/10/2033 (b)(c)(d)	10	0
AgomAb Therapeutics SA warrants 11/4/2034 (b)(c)(d)	10	0
UCB SA	299,512	70,027,258

TOTAL BELGIUM		70,027,258
CANADA - 0.5%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose Holdings Inc Subordinate Voting Shares (c)	1,159,050	15,022,456
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp (United States)	417,290	32,294,073
Information Technology - 0.4%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (c)	133,369	25,973,613
IT Services - 0.4%
Shopify Inc Class A (c)	1,309,000	184,890,829
TOTAL INFORMATION TECHNOLOGY		210,864,442

Materials - 0.1%
Metals & Mining - 0.1%
Agnico Eagle Mines Ltd/CA (United States)	118,450	17,076,936
Barrick Mining Corp	3,028,788	80,783,853
		97,860,789
TOTAL CANADA		356,041,760
CHINA - 0.5%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	607,028	81,948,780
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	1,565,369	60,924,161
Trip.com Group Ltd ADR	282,836	20,859,155
		81,783,316
TOTAL CONSUMER DISCRETIONARY		163,732,096

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(d)	1,755,314	3,212,225
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (c)	624,468	191,118,431
Zai Lab Ltd ADR (c)	334,517	11,072,513
		202,190,944
TOTAL CHINA		369,135,265
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (c)	54,540	10,595,486
Zealand Pharma A/S (c)	993,675	68,116,891
		78,712,377
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	20,565	1,161,099
TOTAL DENMARK		79,873,476
FINLAND - 0.2%
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj ADR (e)	29,949,789	128,784,093
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	243,370	19,720,271
Health Care Technology - 0.0%
DNA Script SAS (b)(c)(d)	1,769	50,663
DNA Script SAS (b)(c)(d)	463	13,238
		63,901
TOTAL FRANCE		19,784,172
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
adidas AG	2,547	495,679
Birkenstock Holding Plc (c)	213,876	11,149,356
		11,645,035
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	517,500	51,750,000
TOTAL GERMANY		63,395,035
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	23,400	1,381,302
INDIA - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (c)	9,483,800	33,827,054
MakeMyTrip Ltd (c)	788,801	77,894,099
		111,721,153
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd	3,459,976	53,342,726
Financials - 0.2%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar ADR	1,431,796	101,886,603
Financial Services - 0.0%
Jio Financial Services Ltd	2,318,738	8,211,902
TOTAL FINANCIALS		110,098,505

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Delhivery Ltd (c)	2,269,100	12,062,064
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (b)(d)	523,971	1,869,741
TOTAL INDIA		289,094,189
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.0%
Prothena Corp PLC (c)	2,310,297	18,944,435
Pharmaceuticals - 0.1%
GH Research PLC (c)	1,567,804	21,165,354
TOTAL IRELAND		40,109,789
ISRAEL - 0.1%
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Oddity Tech Ltd Class A (c)	1,203,271	72,448,947
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A	81,612	3,623,573
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(c)	391,041	535,726
TOTAL ISRAEL		76,608,246
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	54,646	3,468,382
JAPAN - 0.1%
Industrials - 0.1%
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	1,871,575	47,223,981
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (c)	536,517	16,551,549
Kioxia Holdings Corp (c)	1,259,611	21,714,036
		38,265,585
TOTAL JAPAN		85,489,566
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	323,515	16,185,446
MEXICO - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
BBB Foods Inc Class A (c)	850,335	22,874,012
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (c)	613,332	436,815,051
Merus NV (c)	119,385	7,860,308
		444,675,359
Pharmaceuticals - 0.0%
Pharvaris NV (c)	1,265,793	27,404,418
TOTAL HEALTH CARE		472,079,777

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	11,009	8,175,504
TOTAL NETHERLANDS		480,255,281
POLAND - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
CCC SA (c)(e)	812,265	37,205,870
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	100	0
SWITZERLAND - 0.5%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
On Holding AG Class A (c)	6,845,221	308,582,563
Health Care - 0.1%
Biotechnology - 0.0%
CRISPR Therapeutics AG (c)(e)	597,212	30,953,498
Idorsia Ltd (c)(e)	1,666,158	5,747,167
		36,700,665
Pharmaceuticals - 0.1%
Galderma Group AG	269,359	46,994,335
TOTAL HEALTH CARE		83,695,000

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	11,587	2,392,715
TOTAL SWITZERLAND		394,670,278
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	103,545	8,250,466
Taiwan Semiconductor Manufacturing Co Ltd ADR	470,968	108,732,382

TOTAL TAIWAN		116,982,848
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	1,065,555	57,890,255
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)	6,744	6,927,909
TOTAL FINANCIALS		64,818,164

Health Care - 0.0%
Biotechnology - 0.0%
Immunocore Holdings PLC ADR (c)	1,082,349	34,873,284
TOTAL UNITED KINGDOM		99,691,448
UNITED STATES - 93.5%
Communication Services - 12.5%
Entertainment - 2.2%
Netflix Inc (c)	1,004,216	1,213,343,982
ROBLOX Corp Class A (c)	2,599,652	323,890,643
Roku Inc Class A (c)	355,672	34,343,688
Spotify Technology SA (c)	72,814	49,650,410
Walt Disney Co/The	18,653	2,208,142
		1,623,436,865
Interactive Media & Services - 10.0%
Alphabet Inc Class A	10,927,354	2,326,542,940
Alphabet Inc Class C	7,069,174	1,509,480,724
Epic Games Inc (b)(c)(d)	51,800	36,290,044
Meta Platforms Inc Class A	4,243,680	3,134,806,416
Pinterest Inc Class A (c)	600,027	21,978,989
Reddit Inc Class A (c)	348,868	78,523,209
Reddit Inc Class B (c)	289,383	65,134,326
Snap Inc Class A (c)	2,643,720	18,876,161
		7,191,632,809
Media - 0.0%
Comcast Corp Class A	490,242	16,653,521
Trade Desk Inc (The) Class A (c)	72,786	3,978,483
		20,632,004
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	937,175	236,158,728
TOTAL COMMUNICATION SERVICES		9,071,860,406

Consumer Discretionary - 12.9%
Automobiles - 1.6%
Neutron Holdings Inc (b)(c)(d)	1,546,251	125,864
Rad Power Bikes Inc (b)(c)(d)	1,182,568	59,128
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	985,838	88,726
Rivian Automotive Inc Class A (c)(e)	631,500	8,569,455
Tesla Inc (c)	3,434,434	1,146,654,480
		1,155,497,653
Broadline Retail - 6.2%
Amazon.com Inc (c)	18,372,552	4,207,314,409
Etsy Inc (c)	78,732	4,173,583
Ollie's Bargain Outlet Holdings Inc (c)	2,267,505	287,610,334
		4,499,098,326
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	14,775	4,400,882
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (c)	242,541	31,658,877
Booking Holdings Inc	47,600	266,514,780
Brinker International Inc (c)	328,344	51,215,097
Cava Group Inc (c)	214,851	14,513,185
Chipotle Mexican Grill Inc (c)	2,000,534	84,302,503
DoorDash Inc Class A (c)	171,839	42,143,515
Expedia Group Inc Class A	17,924	3,850,075
Marriott International Inc/MD Class A1	346,539	92,823,937
McDonald's Corp	2,683	841,228
Shake Shack Inc Class A (c)	71,530	7,582,180
Sonder Holdings Inc Stage 1 rights (b)(c)	53,749	1
Sonder Holdings Inc Stage 2 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 3 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 4 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,749	0
Sonder Holdings Inc Stage 5 rights (b)(c)	53,748	0
Starbucks Corp	543,203	47,905,073
Viking Holdings Ltd (c)	264,836	16,848,866
Wingstop Inc	108,424	35,576,083
		695,775,400
Household Durables - 0.5%
DR Horton Inc	219,083	37,130,187
Garmin Ltd	492,269	119,040,490
Lennar Corp Class A	484,522	64,509,259
SharkNinja Inc (c)	848,474	99,237,519
Somnigroup International Inc	522,190	43,837,851
Toll Brothers Inc	203,365	28,267,734
		392,023,040
Leisure Products - 0.0%
Peloton Interactive Inc Class A (c)	792,774	6,025,082
Specialty Retail - 2.3%
Carvana Co Class A (c)	352,128	130,963,446
Dick's Sporting Goods Inc	512,778	109,119,158
Fanatics Inc Class A (b)(c)(d)	730,532	44,613,589
Floor & Decor Holdings Inc Class A (c)	222,336	18,213,765
Home Depot Inc/The	1,089,398	443,134,425
Lowe's Cos Inc	666,269	171,937,378
Restoration Hardware Inc (c)	68,266	15,405,588
Revolve Group Inc Class A (c)	1,931,692	43,211,950
Ross Stores Inc	189,976	27,956,868
TJX Cos Inc/The	2,715,129	370,913,774
Wayfair Inc Class A (c)	4,148,734	309,495,556
		1,684,965,497
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp (c)	5,327,627	637,344,018
Lululemon Athletica Inc (c)	879,973	177,930,541
NIKE Inc Class B	982,521	76,017,650
Tory Burch LLC Class A (b)(c)(d)(f)	1,275,684	48,284,632
VF Corp	474,300	7,176,159
		946,753,000
TOTAL CONSUMER DISCRETIONARY		9,384,538,880

Consumer Staples - 2.4%
Beverages - 0.6%
Celsius Holdings Inc (c)	64,294	4,042,807
Coca-Cola Co/The	4,694,819	323,895,563
Constellation Brands Inc Class A	1,207	195,461
Keurig Dr Pepper Inc	1,991,294	57,926,742
Monster Beverage Corp (c)	373,921	23,336,410
PepsiCo Inc	356,882	53,050,509
		462,447,492
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc Class A	665,315	12,947,030
Costco Wholesale Corp	400,411	377,715,705
Kroger Co/The	1,206,501	81,849,028
Maplebear Inc (c)	135,762	5,887,998
Target Corp	372,097	35,713,870
Walmart Inc	446,227	43,275,094
		557,388,725
Food Products - 0.1%
Bunge Global SA	186,042	15,668,457
Hershey Co/The	43,830	8,053,763
Mondelez International Inc	357,733	21,979,116
Simply Good Foods Co/The (c)	98,362	2,816,104
WK Kellogg Co (e)	210,321	4,820,557
		53,337,997
Household Products - 0.1%
Church & Dwight Co Inc	238,678	22,235,242
Clorox Co/The	54,216	6,408,331
Colgate-Palmolive Co	355,209	29,862,421
Procter & Gamble Co/The	279,305	43,862,058
		102,368,052
Personal Care Products - 0.0%
Beauty Health Co/The (c)(d)(g)	2,884,717	6,000,211
Beauty Health Co/The Class A (c)(e)(g)	3,797,791	7,899,406
Kenvue Inc	659,166	13,651,327
		27,550,944
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(c)(d)	7,791,472	11,998,866
Philip Morris International Inc	3,301,320	551,749,612
		563,748,478
TOTAL CONSUMER STAPLES		1,766,841,688

Energy - 0.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co Class A	297,187	13,492,290
Oil, Gas & Consumable Fuels - 0.2%
EOG Resources Inc	32,033	3,998,359
EQT Corp	621,757	32,231,883
Range Resources Corp	1,967,441	67,424,203
Valero Energy Corp	166,323	25,282,759
		128,937,204
TOTAL ENERGY		142,429,494

Financials - 4.5%
Banks - 0.5%
Bank of America Corp	2,985,816	151,500,304
JPMorgan Chase & Co	455,385	137,262,147
Wells Fargo & Co	1,240,767	101,966,232
		390,728,683
Capital Markets - 1.3%
Blackrock Inc	95,448	107,583,259
Coinbase Global Inc Class A (c)	166,382	50,669,974
Goldman Sachs Group Inc/The	116,175	86,579,419
Robinhood Markets Inc Class A (c)	6,788,798	706,238,656
		951,071,308
Consumer Finance - 0.0%
American Express Co	107,155	35,498,308
Financial Services - 2.7%
Apollo Global Management Inc	413,084	56,274,433
Block Inc Class A (c)	140,544	11,192,924
Chime Financial Inc (c)(e)	32,605	861,098
Mastercard Inc Class A	1,309,961	779,806,684
Saluda Medical Inc warrants 1/20/2027 (b)(c)(d)	87,212	33,141
Toast Inc Class A (c)	1,855,561	83,685,801
Visa Inc Class A	2,792,472	982,335,800
		1,914,189,881
TOTAL FINANCIALS		3,291,488,180

Health Care - 8.0%
Biotechnology - 4.7%
AbbVie Inc	453,575	95,432,180
Absci Corp (c)(e)	6,539,634	15,629,725
Akouos Inc (b)(c)	1,254,446	238,345
Alector Inc (c)	3,763,774	8,844,869
Alnylam Pharmaceuticals Inc (c)	1,356,766	605,809,587
Amgen Inc	371,358	106,843,410
Annexon Inc (c)	851,884	1,754,881
Antares Therapeutics Inc (b)	159,408	132,309
Apogee Therapeutics Inc (c)	1,526,260	55,510,076
Arcellx Inc (c)	773,517	53,674,345
ArriVent Biopharma Inc (c)	326,309	6,239,028
Arrowhead Pharmaceuticals Inc (c)	1,768,788	38,966,400
aTyr Pharma Inc (c)(e)	4,258,449	22,910,456
Avidity Biosciences Inc (c)	4,066,901	189,436,249
Beam Therapeutics Inc (c)	3,035,079	49,653,892
Biohaven Ltd (c)	162,308	2,497,920
Biomea Fusion Inc (c)	2,326,877	4,537,410
Biomea Fusion Inc warrants 12/20/2026 (c)	517,100	154,723
Boundless Bio Inc (c)	906,575	1,015,364
CAMP4 Therapeutics Corp (e)	110,493	167,949
Candel Therapeutics Inc (c)	907,965	5,257,117
Caris Life Sciences Inc (h)	761,006	29,215,020
Caris Life Sciences Inc (c)	512,354	19,669,270
Cartesian Therapeutics Inc (c)	341,342	3,430,487
Cibus Inc Class A (c)	2,317,590	3,105,571
Crescent Biopharma Inc (d)	292,679	4,214,578
Day One Biopharmaceuticals Inc (c)	778,109	5,843,599
Denali Therapeutics Inc (c)	1,464,637	22,365,007
Deverra Therapeutics (b)(c)(d)	59,780	1
Dianthus Therapeutics Inc (c)	995,288	23,458,938
Dyne Therapeutics Inc (c)	1,292,384	17,434,260
Exact Sciences Corp (c)	197,516	9,366,209
Foghorn Therapeutics Inc (c)	1,849,309	9,357,504
Ideaya Biosciences Inc (c)	4,184,344	102,725,645
Immunome Inc (c)(e)	2,527,577	24,037,257
Immunovant Inc (c)	4,814,236	70,721,127
Insmed Inc (c)	288,300	39,237,630
Ionis Pharmaceuticals Inc (c)	7,748,268	330,347,406
Jade Biosciences Inc	542,650	4,286,935
Janux Therapeutics Inc (c)	1,561,093	35,468,033
Korro Bio Inc (c)(e)	133,268	3,075,826
Korro Bio Inc (c)(d)	58,740	1,355,719
Krystal Biotech Inc (c)	737,094	108,868,784
Kymera Therapeutics Inc (c)	1,652,807	68,095,648
Lexicon Pharmaceuticals Inc (c)(e)	12,411,979	13,653,177
Metsera Inc (c)(e)	3,260,843	115,075,149
Moderna Inc (c)	4,796,638	115,551,009
MoonLake Immunotherapeutics Class A (c)	770,726	42,967,975
Nurix Therapeutics Inc (c)	649,707	6,068,263
Nuvalent Inc Class A (c)	1,715,204	131,350,322
Odyssey Therapeutics Inc warrants (b)(c)	769,024	692,122
ORIC Pharmaceuticals Inc (c)(e)	723,406	7,400,443
Oruka Therapeutics Inc (c)	297,844	4,408,091
Recursion Pharmaceuticals Inc Class A (c)(e)	1,117,762	5,253,481
Regeneron Pharmaceuticals Inc	88,994	51,678,816
Revolution Medicines Inc (c)	2,472,629	93,885,723
Roivant Sciences Ltd (c)	19,243,047	229,569,551
Sana Biotechnology Inc (c)(e)	10,508,188	32,155,055
Scholar Rock Holding Corp (c)	3,526,724	115,147,539
Scholar Rock Holding Corp warrants 12/31/2025 (c)(d)	167,100	4,245,071
Sigilon Therapeutics Inc rights (b)(c)	28,234	237,730
Spyre Therapeutics Inc (c)	1,706,565	28,141,257
Summit Therapeutics Inc (c)(e)	2,087,211	49,466,901
Taysha Gene Therapies Inc (c)	4,205,350	12,279,622
Tectonic Therapeutic Inc (c)	704,573	17,994,794
UNITY Biotechnology Inc warrants 8/22/2027 (c)	1,883,637	19
Upstream Bio Inc	332,872	5,702,097
Vaxcyte Inc (c)	662,541	20,399,637
Vera Therapeutics Inc Class A (c)(e)	878,736	19,015,847
Vertex Pharmaceuticals Inc (c)	182,534	71,374,445
		3,394,100,825
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	110,095	14,605,203
Blink Health LLC Class A1 (b)(c)(d)	250,304	9,108,563
Boston Scientific Corp (c)	279,764	29,515,102
Ceribell Inc (c)	249,581	2,952,543
Dexcom Inc (c)	401,050	30,215,107
GE HealthCare Technologies Inc	195,431	14,409,128
Intuitive Surgical Inc (c)	689,771	326,465,165
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(c)(d)	11,774	143,172
Novocure Ltd (c)	5,435,658	67,021,663
PROCEPT BioRobotics Corp (c)	1,538,696	61,809,418
		556,245,064
Health Care Providers & Services - 0.3%
Alignment Healthcare Inc (c)	1,465,209	23,970,819
Cardinal Health Inc	156,642	23,305,197
CVS Health Corp	1,092,728	79,933,053
McKesson Corp	98,444	67,595,588
Omada Health Inc (h)	852,686	20,200,131
Omada Health Inc	161,762	3,832,142
Scorpion Therapeutics Inc (b)(d)	2,530,180	834,959
Scorpion Therapeutics Inc (b)(d)	2,530,180	25
Scorpion Therapeutics Inc rights 3/5/2040 (b)(c)(d)	2,530,180	1,416,902
		221,088,816
Health Care Technology - 0.0%
HeartFlow Inc (h)	319,184	10,054,296
HeartFlow Inc	173,600	5,468,400
Prognomiq Inc (b)(c)(d)	183,441	12,840
Wugen Inc warrants 8/22/2035 (b)(c)(d)	134,529	230,045
		15,765,581
Life Sciences Tools & Services - 0.0%
Danaher Corp	4,782	984,231
Thermo Fisher Scientific Inc	37,884	18,666,205
		19,650,436
Pharmaceuticals - 2.2%
Adimab LLC (b)(c)(d)(f)	3,162,765	47,220,082
Adimab LLC (b)(c)(d)(f)	3,162,765	14,896,623
Atea Pharmaceuticals Inc (c)	938,179	3,152,281
Bristol-Myers Squibb Co	318,754	15,038,814
Crinetics Pharmaceuticals Inc (c)	541,604	16,784,308
Dragonfly Therapeutics Inc (b)(d)	481,725	16,369,016
Eli Lilly & Co (e)	1,677,117	1,228,622,372
Harmony Biosciences Holdings Inc (c)	1,456,914	53,745,557
Maze Therapeutics Inc	95,905	1,389,663
Nuvation Bio Inc Class A (c)	15,792,182	46,902,781
Ocular Therapeutix Inc (c)	7,616,261	92,994,547
Optinose Inc (b)	364,134	4
Optinose Inc warrants 11/23/2027 (b)(c)	694,735	7
Pfizer Inc	79,903	1,978,398
Rapport Therapeutics Inc (c)	1,538,081	27,116,368
Roche Holding AG rights (b)(c)	3,405,875	5,517,518
Sienna Biopharmaceuticals Inc (b)(c)	1,344,422	13
Skyhawk Therapeutics Inc (b)(c)(d)	603,195	7,726,928
		1,579,455,280
TOTAL HEALTH CARE		5,786,306,002

Industrials - 3.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Class B (b)(d)	4,798	196,142
Anduril Industries Inc Class C (b)(d)	2	82
Boeing Co (c)	445,600	104,573,408
GE Aerospace	589,769	162,304,429
Space Exploration Technologies Corp (b)(c)(d)	2,602,366	551,701,592
		818,775,653
Air Freight & Logistics - 0.0%
United Parcel Service Inc Class B	72,034	6,298,653
Construction & Engineering - 0.1%
Comfort Systems USA Inc	20,600	14,489,628
Fluor Corp (c)	466,370	19,130,497
Quanta Services Inc	135,284	51,131,941
WillScot Holdings Corp	45,129	1,093,927
		85,845,993
Electrical Equipment - 0.4%
Eaton Corp PLC	344,482	120,272,445
Emerson Electric Co	156,122	20,608,104
GE Vernova Inc	245,330	150,379,930
Vertiv Holdings Co Class A	270,496	34,501,765
		325,762,244
Ground Transportation - 0.5%
Avis Budget Group Inc (c)(e)	310,685	49,159,687
Uber Technologies Inc (c)	3,037,202	284,737,688
Union Pacific Corp	234,112	52,340,420
		386,237,795
Industrial Conglomerates - 0.1%
3M Co	130,716	20,330,259
Honeywell International Inc	183,327	40,240,277
		60,570,536
Machinery - 0.3%
Caterpillar Inc	233,374	97,793,041
Deere & Co	172,141	82,393,568
Illinois Tool Works Inc	132,768	35,137,051
		215,323,660
Passenger Airlines - 0.6%
Alaska Air Group Inc (c)	582,786	36,587,305
Delta Air Lines Inc	1,783,254	110,169,432
Southwest Airlines Co (e)	1,382,868	45,496,357
United Airlines Holdings Inc (c)	2,321,995	243,809,476
Wheels Up Experience Inc Class A rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 1 rights (b)(c)	80,889	1
Wheels Up Experience Inc Stage 3 rights (b)(c)	80,890	0
		436,062,572
Professional Services - 0.0%
Paylocity Holding Corp (c)	72,887	13,063,537
TOTAL INDUSTRIALS		2,347,940,643

Information Technology - 49.2%
Communications Equipment - 1.1%
Arista Networks Inc	975,080	133,147,174
Ciena Corp (c)	6,160,956	578,945,035
Lumentum Holdings Inc (c)	593,771	78,858,727
		790,950,936
Electronic Equipment, Instruments & Components - 0.4%
Coherent Corp (c)	1,702,692	154,042,545
Corning Inc	1,479,524	99,172,494
Zebra Technologies Corp Class A (c)	44,990	14,265,879
		267,480,918
IT Services - 1.2%
Akamai Technologies Inc (c)	4,482	354,661
Cloudflare Inc Class A (c)	2,560,272	534,354,369
CoreWeave Inc Class A (c)	2,029,938	209,164,812
CoreWeave Inc Class A (b)(h)	184,538	19,014,796
CoreWeave Inc Class A (i)	145,520	14,994,380
IBM Corporation	60,237	14,667,107
Kyndryl Holdings Inc (c)	477,185	15,169,711
MongoDB Inc Class A (c)	17,901	5,649,735
Okta Inc Class A (c)	347,125	32,202,786
Snowflake Inc (c)	158,674	37,869,137
Twilio Inc Class A (c)	39,458	4,167,159
X.Ai Holdings Corp Class A (b)(d)	449,817	16,445,310
		904,053,963
Semiconductors & Semiconductor Equipment - 22.6%
Advanced Micro Devices Inc (c)	677,294	110,148,323
Applied Materials Inc	345,874	55,602,704
ARM Holdings PLC ADR (c)	79,299	10,967,845
Astera Labs Inc (c)	3,004,908	547,494,238
Broadcom Inc	4,128,498	1,227,774,020
Cirrus Logic Inc (c)	17,801	2,032,696
First Solar Inc (c)	32,704	6,383,494
GlobalFoundries Inc (c)	715,997	23,907,140
Impinj Inc (c)	654,759	122,747,670
KLA Corp	166,040	144,786,880
Lam Research Corp	555,280	55,611,292
Marvell Technology Inc	2,578,190	162,077,914
Monolithic Power Systems Inc	71,205	59,510,291
NVIDIA Corp	75,702,615	13,185,881,482
ON Semiconductor Corp (c)	719,569	35,683,427
QUALCOMM Inc	445,776	71,649,576
Silicon Laboratories Inc (c)	1,630,108	219,005,010
SiTime Corp (c)	880,238	212,727,117
Teradyne Inc	420,289	49,694,971
Texas Instruments Inc	227,066	45,976,324
		16,349,662,414
Software - 14.2%
Adobe Inc (c)	173,948	62,047,252
Appfolio Inc Class A (c)	9,335	2,589,342
AppLovin Corp Class A (c)	1,359,619	650,700,057
Asapp Inc warrants 8/28/2028 (b)(c)(d)	1,007,060	956,707
Atlassian Corp Class A (c)	22,510	4,001,828
Autodesk Inc (c)	181,454	57,103,574
Celestial AI Inc (b)(d)	42,231	771,137
Circle Internet Group Inc (h)	567,008	74,833,716
Circle Internet Group Inc Class A	13,916	1,836,634
Crowdstrike Holdings Inc Class A (c)	373,065	158,067,641
Datadog Inc Class A (c)	376,630	51,477,788
Docusign Inc (c)	73,426	5,628,837
Elastic NV (c)	223,252	18,989,815
Figma Inc (h)	338,578	23,795,262
HubSpot Inc (c)	91,029	43,982,482
Intuit Inc	273,388	182,349,796
Microsoft Corp	12,375,207	6,270,393,635
Monday.com Ltd (c)	62,560	12,074,080
Nutanix Inc Class A (c)	13,319,900	895,230,479
OpenAI Global LLC rights (b)(c)(d)	7,051,600	9,660,692
Oracle Corp	3,861,188	873,130,442
Palantir Technologies Inc Class A (c)	362,344	56,782,928
Palo Alto Networks Inc (c)	105,597	20,118,340
Rubrik Inc Class A (c)	519,882	46,477,451
Salesforce Inc	216,761	55,545,006
SentinelOne Inc Class A (c)	229,322	4,325,013
Servicenow Inc (c)	354,285	325,042,316
Strategy Inc Class A (c)	222,452	74,390,173
Stripe Inc Class B (b)(c)(d)	205,500	7,295,250
Synopsys Inc (c)	29,959	18,080,856
Workday Inc Class A (c)	139,302	32,153,688
Zoom Communications Inc Class A (c)	1,586,850	129,201,327
Zscaler Inc (c)	496,250	137,486,063
		10,306,519,607
Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc	23,593,793	5,477,063,107
Pure Storage Inc Class A (c)	15,907,198	1,234,557,637
Sandisk Corp/DE	5,907,414	309,962,013
Western Digital Corp	395,267	31,755,750
		7,053,338,507
TOTAL INFORMATION TECHNOLOGY		35,672,006,345

Materials - 0.3%
Chemicals - 0.1%
Corteva Inc	537,095	39,847,078
Farmers Business Network Inc (b)(c)	158,470	286,831
Farmers Business Network Inc warrants 9/27/2033 (b)(c)(d)	739,310	1,330,758
Mosaic Co/The	438,272	14,638,285
		56,102,952
Construction Materials - 0.0%
James Hardie Industries PLC (c)	438,885	8,834,755
Containers & Packaging - 0.0%
Smurfit WestRock PLC	613,018	29,032,532
Metals & Mining - 0.2%
Freeport-McMoRan Inc	3,496,122	155,227,817
TOTAL MATERIALS		249,198,056

Real Estate - 0.3%
Health Care REITs - 0.0%
Welltower Inc	132,247	22,254,525
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (c)	301,665	48,905,929
Zillow Group Inc Class C (c)	705,647	59,493,099
		108,399,028
Specialized REITs - 0.1%
American Tower Corp	219,542	44,753,637
Equinix Inc	14,243	11,197,704
		55,951,341
TOTAL REAL ESTATE		186,604,894

TOTAL UNITED STATES		67,899,214,588
TOTAL COMMON STOCKS (Cost $23,378,346,170)		70,657,801,748

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (b)(d)	3,596,400	13,463,484
Neutron Holdings Inc 4% 6/12/2027 (b)(d)	742,912	2,781,165
Neutron Holdings Inc 8% 10/29/2026 (b)(d)(j)	8,959,035	13,391,070
		29,635,719
Financials - 0.0%
Financial Services - 0.0%
Saluda Medical Inc 0% (b)(d)(k)	1,508,100	1,744,721
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Kardium Inc/Us 10% 12/31/2026 (b)(d)	2,115,771	2,493,860
Health Care Technology - 0.0%
Wugen Inc 0% (b)(d)(l)	2,085,443	2,491,687
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	1,438,534	1,838,015
TOTAL HEALTH CARE		6,823,562

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (b)(d)	63,175	44,652
Software - 0.0%
Evozyne Inc 6% 9/13/2028 pay-in-kind (b)(d)	4,285,110	4,873,456
TOTAL INFORMATION TECHNOLOGY		4,918,108

Materials - 0.0%
Chemicals - 0.0%
Farmers Business Network Inc 15% 9/28/2025 (b)(d)	850,206	941,348
TOTAL UNITED STATES		44,063,458
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $26,304,255)		44,063,458

Convertible Preferred Stocks - 2.5%
	Shares	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Australia Holdings Pty Ltd Series A (b)(c)(d)	3,369	5,545,846
Canva Australia Holdings Pty Ltd Series A2 (b)(c)(d)	611	1,005,791

TOTAL AUSTRALIA		6,551,637
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AgomAb Therapeutics SA Series C (b)(c)(d)	36,687	10,028,286
AgomAb Therapeutics SA Series D (b)(d)	7,587	2,137,970

TOTAL BELGIUM		12,166,256
CANADA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Deep Genomics Inc Series C (b)(c)(d)	682,293	7,532,515
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (b)(d)	95,900	5,296,557
TOTAL CANADA		12,829,072
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	403,450	102,133,368
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(c)(d)	72,621	16,201,740
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (b)(d)	864,427	38,657,175
FRANCE - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
DNA Script SAS Series B (b)(c)(d)	22	765
DNA Script SAS Series C (b)(c)(d)	10,882	2,507,723

TOTAL FRANCE		2,508,488
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (b)(d)	9,868,680	14,210,899
Meesho Series E (b)(d)	1,643,820	2,367,101
Meesho Series E-1 (b)(d)	1,356,720	1,953,677
Meesho Series F (b)(d)	20,436,454	29,428,494
		47,960,171
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India Series 1 (b)(d)	1,252,190	4,468,322
Pine Labs Ltd/India Series A (b)(d)	312,857	1,116,401
Pine Labs Ltd/India Series B (b)(d)	340,454	1,214,878
Pine Labs Ltd/India Series B2 (b)(d)	275,339	982,521
Pine Labs Ltd/India Series C (b)(d)	512,271	1,827,991
Pine Labs Ltd/India Series C1 (b)(d)	107,847	384,841
Pine Labs Ltd/India Series D (b)(d)	115,350	411,615
		10,406,569
TOTAL INDIA		58,366,740
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
InSightec Ltd Series G (b)(c)(d)	6,623,267	4,901,218
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (b)(d)	530,700	4,192,530
Element Labs Inc Series B (b)(d)	286,800	2,518,104
		6,710,634
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	787,863	1,016,343
Xsight Labs Ltd Series F (b)(d)	1,303,469	5,513,674
		6,530,017
TOTAL ISRAEL		18,141,869
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Quell Therapeutics Ltd Series B (b)(c)(d)	3,870,630	7,818,673
UNITED STATES - 2.2%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1D (b)(c)(d)	17,893,728	1,456,549
Rad Power Bikes Inc Series A (b)(c)(d)	154,174	7,709
Rad Power Bikes Inc Series C (b)(c)(d)	606,658	54,599
Rad Power Bikes Inc Series D (b)(c)(d)	1,071,300	149,982
Waymo LLC Series A2 (b)(c)(d)	44,767	3,269,335
Waymo LLC Series C2 (b)(d)	33,554	2,849,741
		7,787,915
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	7,000	1,735,439
Textiles, Apparel & Luxury Goods - 0.0%
Freenome Holdings Inc Series C (b)(c)(d)	900,884	2,684,634
Freenome Holdings Inc Series D (b)(c)(d)	502,404	1,627,789
Laronde Inc Series B (b)(c)(d)	344,496	9,180,819
		13,493,242
TOTAL CONSUMER DISCRETIONARY		23,016,596

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	125,688	4,679,364
GoBrands Inc Series H (b)(c)(d)	104,311	4,983,980
		9,663,344
Food Products - 0.0%
AgBiome LLC Series C (b)(c)(d)	1,060,308	11
AgBiome LLC Series D (b)(c)(d)	852,431	8,524
		8,535
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(c)(d)	22,033	33,931
TOTAL CONSUMER STAPLES		9,705,810

Financials - 0.1%
Financial Services - 0.1%
Akeana Series C (b)(c)(d)	372,100	4,904,278
Paragon Biosciences Emalex Capital Inc Series B (b)(c)(d)	416,094	5,296,877
Paragon Biosciences Emalex Capital Inc Series C (b)(c)(d)	559,977	7,212,504
Paragon Biosciences Emalex Capital Inc Series D-3 (b)(d)	239,944	3,328,023
Paragon Biosciences Emalex Capital Inc Series D1 (b)(c)(d)	836,878	10,812,464
Paragon Biosciences Emalex Capital Inc Series D2 (b)(c)(d)	138,091	1,698,519
Saluda Medical Inc Series D (b)(c)(d)	581,414	3,145,450
Saluda Medical Inc Series E (b)(c)(d)	612,776	2,457,232
Saluda Medical Inc Series E-1 (b)(d)	186,789	1,447,614
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	178,216	12,835,116
Tenstorrent Holdings Inc Series D1 (b)(c)(d)	179,036	13,690,883
Tenstorrent Holdings Inc Series D2 (b)(c)(d)	47,252	3,482,000
		70,310,960
Health Care - 0.4%
Biotechnology - 0.3%
Altos Labs Inc Series B (b)(c)(d)	485,428	12,145,409
Altos Labs Inc Series C (b)(c)(d)	108,056	2,703,561
Ankyra Therapeutics Series B (b)(c)(d)	1,356,730	6,322,362
Asimov Inc Series B (b)(c)(d)	82,174	2,198,976
Bright Peak Therapeutics Inc. Series B (b)(c)(d)	1,272,915	1,947,560
Bright Peak Therapeutics Inc. Series C (b)(c)(d)	2,299,209	2,529,130
Cardurion Pharmaceuticals Inc Series B (b)(c)(d)	1,181,602	5,305,393
Castle Creek Biosciences Inc Series B (b)(c)(d)	16,803	3,303,806
Castle Creek Biosciences Inc Series C (b)(c)(d)	13,100	3,069,723
Castle Creek Biosciences Inc Series D1 (b)(c)(d)	19,720	4,131,340
Castle Creek Biosciences Inc Series D2 (b)(c)(d)	6,341	1,176,889
CELLANOME Inc Series B (b)(c)(d)	1,040,007	6,853,646
City Therapeutics Inc Series A (b)(c)(d)	800,961	7,569,081
Cleerly Inc Series C (b)(c)(d)	983,054	11,118,341
Element Biosciences Inc Series B (b)(c)(d)	1,096,312	5,722,749
Element Biosciences Inc Series C (b)(c)(d)	480,109	3,658,431
Element Biosciences Inc Series D (b)(c)(d)	224,866	1,214,276
Element Biosciences Inc Series D1 (b)(c)(d)	224,866	1,214,276
ElevateBio LLC Series C (b)(c)(d)	1,534,100	3,206,269
Generate Biomedicines Inc Series B (b)(c)(d)	820,747	9,496,044
Generate Biomedicines Inc Series C (b)(c)(d)	752,025	8,700,929
Genesis Therapeutics Inc Series D (b)(c)(d)	1,654,854	8,919,663
Intarcia Therapeutics Inc (b)(c)(d)	1,051,411	11
Intarcia Therapeutics Inc Series DD (b)(c)(d)	1,543,687	15
LifeMine Therapeutics Inc Series C (b)(c)(d)	7,794,524	9,197,538
National Resilience Inc Series B (b)(c)(d)	1,277,345	9,018,056
National Resilience Inc Series C (b)(c)(d)	379,000	4,638,960
Neurona Therapeutics Inc Series F (b)(d)	3,297,200	6,792,232
Odyssey Therapeutics Inc Series B (b)(c)(d)	1,298,749	1,428,624
Odyssey Therapeutics Inc Series C (b)(c)(d)	990,319	1,079,447
Odyssey Therapeutics Inc Series D (b)(d)	2,563,416	3,153,002
Parabilis Medicines Inc Series D (b)(c)(d)	883,504	5,027,138
Parabilis Medicines Inc Series E (b)(c)(d)	491,048	3,054,318
Saliogen Therapeutics Inc Series B (b)(c)(d)	51,683	0
Sonoma Biotherapeutics Inc Series B (b)(c)(d)	2,497,760	6,344,310
Sonoma Biotherapeutics Inc Series B1 (b)(c)(d)	1,332,116	3,876,458
T-Knife Therapeutics Inc Series B (b)(c)(d)	995,165	686,664
Treeline Biosciences Series A (b)(c)(d)	1,347,260	8,029,670
Treeline Biosciences Series A1 (b)(c)(d)	464,216	2,864,212
Triveni Bio Inc Series B (b)(d)	4,766,021	4,527,720
		182,226,229
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (b)(c)(d)	927,374	33,747,140
Blink Health LLC Series D (b)(c)(d)	241,612	8,792,261
Kardium Inc/Us Series D-6 (b)	8,237,435	7,578,440
Kardium Inc/Us Series D-6 (b)(d)	5,899,008	6,724,869
Kardium Inc/Us Series D-7 (b)	8,754,573	4,990,107
Kardium Inc/Us Series D-7 (b)(d)	1,916,096	1,092,175
Kardium Inc/Us Series D-7 (b)	398,649	231,216
Medical Microinstruments Inc/Italy Series C (b)(c)(d)	212,985	7,175,464
		70,331,672
Health Care Providers & Services - 0.0%
Conformal Medical Inc Series C (b)(c)(d)	1,067,180	4,695,592
Conformal Medical Inc Series D (b)(c)(d)	173,136	881,262
		5,576,854
Health Care Technology - 0.0%
Aledade Inc Series B1 (b)(c)(d)	101,470	3,710,758
Aledade Inc Series E1 (b)(c)(d)	66,006	2,413,839
Candid Therapeutics Series B (b)(c)(d)	3,627,103	3,590,832
Wugen Inc Series B (b)(c)(d)	493,529	760,035
Wugen Inc Series C (b)(d)	1,850,500	3,182,860
		13,658,324
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(c)(d)	4,342,265	3,126,431
Galvanize Therapeutics Series C-1 (b)(d)	4,790,283	2,107,724
Kartos Therapeutics Inc Series C (b)(c)(d)	1,226,990	6,969,303
Kartos Therapeutics Inc Series D (b)(d)	411,901	2,339,598
Mirador Therapeutics Inc Series A (b)(c)(d)	2,678,245	8,677,514
Mirador Therapeutics Inc Series B (b)(d)	2,942,219	9,709,323
		32,929,893
TOTAL HEALTH CARE		304,722,972

Industrials - 0.7%
Aerospace & Defense - 0.7%
Anduril Industries Inc Series F (b)(c)(d)	287,246	11,742,616
Anduril Industries Inc Series G (b)(d)	45,100	1,843,688
Space Exploration Technologies Corp Series G (b)(c)(d)	216,276	458,505,120
		472,091,424
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(c)(d)	180,063	7,445,605
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(c)(d)	54,111	6,194,086
Beta Technologies Inc Series B, 6% (b)(c)(d)	71,156	9,878,588
Beta Technologies Inc Series C, 6% (b)(d)	51,113	6,094,714
		22,167,388
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (b)(d)	1,061,500	8,523,845
TOTAL INDUSTRIALS		510,228,262

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.1%
Enevate Corp Series E (b)(c)(d)	4,067,736	1,138,966
Menlo Microsystems Inc Series C (b)(c)(d)	4,423,488	2,432,918
Vast Data Ltd Series A (b)(c)(d)	318,221	7,169,519
Vast Data Ltd Series A1 (b)(c)(d)	783,248	17,646,578
Vast Data Ltd Series A2 (b)(c)(d)	900,985	20,299,193
Vast Data Ltd Series B (b)(c)(d)	716,925	16,152,320
Vast Data Ltd Series C (b)(c)(d)	20,899	470,854
Vast Data Ltd Series E (b)(c)(d)	685,070	15,434,627
		80,744,975
IT Services - 0.3%
X.Ai Holdings Corp Series B (b)(d)	2,143,337	78,360,401
X.Ai Holdings Corp Series C (b)(d)	2,242,800	81,996,768
		160,357,169
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(c)(d)	190,608	5,041,582
Alif Semiconductor Series D (b)(d)	251,500	7,082,240
Danger Devices Inc Series B (b)(d)	3,437,900	3,128,488
Retym Inc Series C (b)(c)(d)	666,292	6,949,426
Retym Inc Series D (b)(d)	165,291	1,818,201
SiMa Technologies Inc Series B (b)(c)(d)	1,596,216	10,135,972
SiMa Technologies Inc Series B1 (b)(c)(d)	106,922	794,430
		34,950,339
Software - 0.4%
Anthropic PBC Series D (b)(c)(d)	235,150	34,821,012
Anthropic PBC Series E (b)(d)	45,100	6,357,747
Anthropic PBC Series F (b)(d)	66,600	9,388,602
Asapp Inc Series D (b)(c)(d)	1,755,238	2,211,599
Celestial AI Inc Series A (b)(d)	269,280	4,917,053
Celestial AI Inc Series B (b)(d)	202,627	3,699,969
Celestial AI Inc Series C1 (b)(d)	811,682	14,821,313
Crusoe Energy Systems LLC Series D (b)(d)	259,289	19,363,703
Databricks Inc Series G (b)(c)(d)	250,296	35,789,825
Databricks Inc Series H (b)(c)(d)	273,171	39,060,722
Databricks Inc Series J (b)(d)	130,663	18,683,502
Dataminr Inc Series D, 8% (b)(c)(d)	1,773,901	17,739,010
Evozyne Inc Series A (b)(c)(d)	444,700	7,039,601
Evozyne Inc Series B (b)(c)(d)	247,942	4,083,605
Lyte Ai Inc Series B (b)(c)(d)	673,357	7,629,135
Skyryse Inc Series B (b)(c)(d)	568,445	14,961,472
Stripe Inc Series H (b)(c)(d)	88,200	3,131,100
		243,698,970
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(c)(d)	407,933	19,242,200
Lightmatter Inc Series C2 (b)(c)(d)	64,075	3,129,423
Lightmatter Inc Series D (b)(d)	426,443	27,812,612
		50,184,235
TOTAL INFORMATION TECHNOLOGY		569,935,688

Materials - 0.1%
Chemicals - 0.0%
Farmers Business Network Inc Series G (b)(c)(d)	28,363	51,337
Manus Bio Inc Series One-5 (b)(d)	736,380	2,444,781
Manus Bio Inc Series One-6 (b)(d)	914,609	3,036,502
		5,532,620
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	1,704,625	44,968,008
TOTAL MATERIALS		50,500,628

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(c)(d)	80,057	2,330,459
Redwood Materials Series D (b)(c)(d)	18,751	545,842
		2,876,301
TOTAL UNITED STATES		1,541,297,217
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,352,180,525)		1,816,672,235

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(c)(d)	46,864	9,548,540
Pharmaceuticals - 0.0%
Faraday Pharmaceuticals Inc Series B (b)(c)(d)	641,437	641,437
TOTAL HEALTH CARE		10,189,977

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $16,351,603)		10,189,977

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (b)(d)	985,838	595,873
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (b)(d)(m)	13,681,944	1
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (b)(d)(k)	226,061	122,721
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (b)(d)	1,739,022	2,101,706
SiMa Technologies Inc 7.5% 12/31/2027 (b)(d)	1,452,300	1,507,136
		3,608,842
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (b)(d)	1,093,998	1,446,703
TOTAL INFORMATION TECHNOLOGY		5,178,266

TOTAL UNITED STATES		5,774,140
TOTAL PREFERRED SECURITIES (Cost $19,179,163)		5,774,140

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.36	138,461,219	138,488,911
Fidelity Securities Lending Cash Central Fund (n)(o)	4.36	210,773,284	210,794,362
TOTAL MONEY MARKET FUNDS (Cost $349,279,150)			349,283,273

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $25,141,640,866)	72,883,784,831
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(246,327,733)
NET ASSETS - 100.0%	72,637,457,098

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)	Non-income producing.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,727,129,662 or 3.8% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $177,113,221 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,994,380 or 0.0% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(m)	Non-income producing - Security is in default.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $509,532.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	36,220,587

Adimab LLC	9/17/2014 - 6/5/2015	12,138,388

AgBiome LLC Series C	6/29/2018	6,715,673

AgBiome LLC Series D	9/3/2021	4,751,176

AgomAb Therapeutics SA Series C	10/3/2023	8,010,458

AgomAb Therapeutics SA Series D	10/22/2024	1,963,749

AgomAb Therapeutics SA warrants 10/10/2033	10/3/2023	0

AgomAb Therapeutics SA warrants 11/4/2034	10/22/2024	0

Akeana Series C	1/23/2024	4,748,294

Aledade Inc Series B1	5/7/2021	3,885,357

Aledade Inc Series E1	5/20/2022	3,288,049

Alif Semiconductor Series C	3/8/2022	3,869,064

Alif Semiconductor Series D	4/11/2025	6,794,801

Altos Labs Inc Series B	7/22/2022	9,295,170

Altos Labs Inc Series C	3/15/2024	2,703,820

Anduril Industries Inc Class B	6/16/2025	196,156

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series F	8/7/2024	6,243,751

Anduril Industries Inc Series G	4/17/2025	1,843,814

Ankyra Therapeutics Series B	8/26/2021	7,640,832

Ant International Co Ltd Class C	5/16/2018	6,690,161

Anthropic PBC Series D	5/31/2024	7,055,558

Anthropic PBC Series E	2/14/2025	2,529,501

Anthropic PBC Series F	8/18/2025	9,388,442

Asapp Inc Series D	8/29/2023	6,777,852

Asapp Inc warrants 8/28/2028	8/29/2023	1

Asimov Inc Series B	10/29/2021	7,615,944

Beauty Health Co/The	12/8/2020	28,847,170

Beta Technologies Inc Series A	4/9/2021	3,964,713

Beta Technologies Inc Series B, 6%	4/4/2022	7,341,165

Beta Technologies Inc Series C, 6%	10/24/2024	5,850,905

Blink Health LLC Class A1	12/30/2020 - 6/17/2024	7,280,990

Blink Health LLC Series C	11/7/2019 - 7/14/2021	35,403,430

Blink Health LLC Series D	6/17/2024 - 6/25/2024	10,147,704

Bolt Technology OU Series E	1/3/2022	18,866,682

Bright Peak Therapeutics Inc. Series B	5/14/2021	4,972,006

Bright Peak Therapeutics Inc. Series C	5/7/2024	2,606,153

ByteDance Ltd Series E1	11/18/2020	44,207,703

Candid Therapeutics Series B	8/27/2024	4,352,524

Canva Australia Holdings Pty Ltd Class A	3/18/2024	4,878,908

Canva Australia Holdings Pty Ltd Series A	9/22/2023	3,593,581

Canva Australia Holdings Pty Ltd Series A2	9/22/2023	651,730

Cardurion Pharmaceuticals Inc Series B	7/10/2024	5,787,014

Castle Creek Biosciences Inc Series A4	9/29/2016	15,508,325

Castle Creek Biosciences Inc Series B	10/9/2018	6,920,316

Castle Creek Biosciences Inc Series C	12/9/2019	5,395,235

Castle Creek Biosciences Inc Series D1	4/19/2022	4,240,392

Castle Creek Biosciences Inc Series D2	6/28/2021	1,087,100

Celestial AI Inc	2/25/2025	625,682

Celestial AI Inc Series A	2/25/2025	3,989,572

Celestial AI Inc Series B	2/25/2025	3,002,061

Celestial AI Inc Series C1	2/25/2025	14,147,780

CELLANOME Inc Series B	1/8/2024	7,789,652

City Therapeutics Inc Series A	4/17/2024	8,033,238

Cleerly Inc Series C	7/8/2022	11,580,966

Conformal Medical Inc Series C	7/24/2020	3,913,418

Conformal Medical Inc Series D	5/26/2023 - 7/31/2025	879,472

Crescent Biopharma Inc	10/28/2024	3,870,686

Crusoe Energy Systems LLC Series D	12/10/2024	7,563,937

Danger Devices Inc Series B	3/5/2025	3,095,829

Databricks Inc Series G	2/1/2021	14,798,159

Databricks Inc Series H	8/31/2021	20,073,734

Databricks Inc Series J	12/17/2024	12,086,328

Dataminr Inc Series D, 8%	2/18/2015 - 3/6/2015	22,617,238

Deep Genomics Inc Series C	7/21/2021	9,894,067

Deverra Therapeutics	5/1/2018	0

Diamond Foundry Inc Series C	3/15/2021	40,911,000

Discord Inc Series I	9/15/2021	3,854,371

DNA Script SAS	12/17/2021	370,744

DNA Script SAS	12/17/2021	1,416,515

DNA Script SAS Series B	12/17/2021	17,616

DNA Script SAS Series C	10/1/2021	9,465,708

Dragonfly Therapeutics Inc	12/19/2019	12,746,444

Element Biosciences Inc Series B	12/13/2019	5,745,333

Element Biosciences Inc Series C	6/21/2021	9,869,457

Element Biosciences Inc Series D	6/28/2024	1,763,692

Element Biosciences Inc Series D1	6/28/2024	1,763,692

Element Labs Inc Series A	2/11/2025	1,957,539

Element Labs Inc Series B	6/27/2025	2,517,789

ElevateBio LLC Series C	3/9/2021	6,435,550

Empower Semiconductor Inc Series D	6/27/2025	8,519,387

Enevate Corp 10% 5/12/2199	11/12/2024	63,175

Enevate Corp 6%	11/2/2023 - 10/31/2024	226,061

Enevate Corp Series E	1/29/2021	4,509,838

Epic Games Inc	7/13/2020 - 7/30/2020	29,785,000

Evozyne Inc 6% 9/13/2028 pay-in-kind	9/14/2023 - 6/30/2025	4,285,110

Evozyne Inc Series A	4/9/2021	9,992,409

Evozyne Inc Series B	9/14/2023	3,840,622

Fanatics Inc Class A	8/13/2020 - 10/24/2022	21,635,851

Faraday Pharmaceuticals Inc Series B	12/30/2019	843,278

Farmers Business Network Inc 15% 9/28/2025	9/29/2023 - 9/25/2024	850,206

Farmers Business Network Inc Series G	9/15/2021	1,762,982

Farmers Business Network Inc warrants 9/27/2033	9/29/2023	1

Freenome Holdings Inc Series C	8/14/2020	5,957,816

Freenome Holdings Inc Series D	11/22/2021	3,789,282

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	1,838,015

Galvanize Therapeutics Series B	3/29/2022	7,517,698

Galvanize Therapeutics Series C-1	7/7/2025	2,107,725

Generate Biomedicines Inc Series B	11/2/2021	9,725,852

Generate Biomedicines Inc Series C	6/5/2023 - 1/21/2025	8,911,496

Genesis Therapeutics Inc Series D	8/10/2023	8,452,332

GoBrands Inc Series G	3/2/2021	31,386,468

GoBrands Inc Series H	7/22/2021	40,523,841

InSightec Ltd Series G	6/17/2024	5,880,136

Intarcia Therapeutics Inc	11/14/2012	14,330,732

Intarcia Therapeutics Inc 6%	2/26/2019	13,681,944

Intarcia Therapeutics Inc Series DD	3/17/2014	49,999,990

JUUL Labs Inc Class A	7/6/2018 - 2/23/2024	9,162,633

JUUL Labs Inc Series E	7/6/2018	649,610

Kardium Inc/Us 10% 12/31/2026	8/2/2024	2,375,858

Kardium Inc/Us Series D-6	12/30/2020	5,992,448

Kardium Inc/Us Series D-7	8/6/2024	930,130

Kartos Therapeutics Inc Series C	8/22/2023	6,936,174

Kartos Therapeutics Inc Series D	2/26/2025	2,328,476

Korro Bio Inc	7/14/2023	3,314,622

Laronde Inc Series B	8/13/2021	9,645,888

LifeMine Therapeutics Inc Series C	2/15/2022	15,874,250

Lightmatter Inc Series C1	5/19/2023	6,713,272

Lightmatter Inc Series C2	12/18/2023	1,666,065

Lightmatter Inc Series D	10/11/2024	34,213,735

Lyte Ai Inc Series B	8/13/2024	8,542,274

Manus Bio Inc Series One-5	11/13/2020	7,724,091

Manus Bio Inc Series One-6	3/30/2021	9,593,583

Medical Microinstruments Inc/Italy Series C	2/16/2024	7,099,578

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Menlo Microsystems Inc Series C	2/9/2022	5,863,333

Mirador Therapeutics Inc Series A	3/19/2024	8,034,735

Mirador Therapeutics Inc Series B	7/31/2025	9,709,323

National Resilience Inc Series B	12/1/2020	17,448,533

National Resilience Inc Series C	6/28/2021	16,831,390

Neurona Therapeutics Inc Series F	3/28/2025	6,792,232

Neutron Holdings Inc	2/4/2021	15,464

Neutron Holdings Inc 4% 5/22/2027	6/4/2020	3,596,400

Neutron Holdings Inc 4% 6/12/2027	6/12/2020	742,912

Neutron Holdings Inc 8% 10/29/2026	10/29/2021 - 4/27/2025	8,959,035

Neutron Holdings Inc Series 1D	1/25/2019	4,339,229

Odyssey Therapeutics Inc Series B	9/30/2022	8,202,691

Odyssey Therapeutics Inc Series C	10/25/2023	4,951,595

Odyssey Therapeutics Inc Series D	6/16/2025	3,857,864

OpenAI Global LLC rights	8/4/2025	7,051,600

Oura Health Oy Series D	12/18/2024	22,207,130

Parabilis Medicines Inc Series D	11/17/2022	9,509,242

Parabilis Medicines Inc Series E	2/29/2024	3,058,296

Paragon Biosciences Emalex Capital Inc Series B	9/18/2019	4,239,998

Paragon Biosciences Emalex Capital Inc Series C	2/26/2021	5,991,754

Paragon Biosciences Emalex Capital Inc Series D-3	5/6/2025	3,318,426

Paragon Biosciences Emalex Capital Inc Series D1	10/21/2022 - 3/13/2025	9,063,389

Paragon Biosciences Emalex Capital Inc Series D2	5/18/2022	1,190,283

Pine Labs Ltd/India	6/30/2021	1,536,495

Pine Labs Ltd/India Series 1	6/30/2021	3,671,491

Pine Labs Ltd/India Series A	6/30/2021	917,547

Pine Labs Ltd/India Series B	6/30/2021	998,458

Pine Labs Ltd/India Series B2	6/30/2021	807,553

Pine Labs Ltd/India Series C	6/30/2021	1,502,191

Pine Labs Ltd/India Series C1	6/30/2021	316,497

Pine Labs Ltd/India Series D	6/30/2021	338,495

Prognomiq Inc	8/20/2020 - 2/16/2022	3,655,328

Quell Therapeutics Ltd Series B	11/24/2021	7,315,491

Rad Power Bikes Inc	1/21/2021	5,704,519

Rad Power Bikes Inc 8% 12/31/2025	10/6/2023	985,838

Rad Power Bikes Inc Series A	1/21/2021	743,711

Rad Power Bikes Inc Series C	1/21/2021	2,926,421

Rad Power Bikes Inc Series D	9/17/2021	10,267,125

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	1

Redwood Materials Series C	5/28/2021	3,794,980

Redwood Materials Series D	6/2/2023	895,095

Retym Inc Series C	5/17/2023 - 6/20/2023	5,184,951

Retym Inc Series D	1/29/2025	1,749,936

Revolut Group Holdings Ltd	12/27/2024	5,865,604

Saliogen Therapeutics Inc Series B	12/10/2021	5,471,369

Saluda Medical Inc 0%	1/3/2025	1,508,100

Saluda Medical Inc Series D	1/20/2022	7,416,453

Saluda Medical Inc Series E	4/6/2023	4,947,431

Saluda Medical Inc Series E-1	4/6/2023	1,508,097

Saluda Medical Inc warrants 1/20/2027	1/20/2022	0

Scholar Rock Holding Corp warrants 12/31/2025	6/17/2022	0

Scorpion Therapeutics Inc	3/5/2025	834,959

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights 3/5/2040	3/5/2025	1,391,599

SiMa Technologies Inc 10% 12/31/2027	4/8/2024 - 7/5/2025	1,739,022

SiMa Technologies Inc 7.5% 12/31/2027	7/18/2025	1,452,300

SiMa Technologies Inc Series B	5/10/2021	8,184,438

SiMa Technologies Inc Series B1	4/25/2022	758,173

Skyhawk Therapeutics Inc	5/21/2021	9,904,462

Skyryse Inc 0% 2/5/2027	8/13/2024	1,093,998

Skyryse Inc Series B	10/21/2021	14,029,206

Sonoma Biotherapeutics Inc Series B	7/26/2021	4,936,323

Sonoma Biotherapeutics Inc Series B1	7/26/2021	3,949,058

Space Exploration Technologies Corp	10/16/2015	23,161,057

Space Exploration Technologies Corp Series G	1/20/2015	16,752,739

Stripe Inc Class B	5/18/2021	8,246,382

Stripe Inc Series H	3/15/2021	3,539,025

T-Knife Therapeutics Inc Series B	6/30/2021	5,740,908

Taalas Inc Series B	2/19/2025	5,266,195

Tenstorrent Holdings Inc Series C1	4/23/2021	10,595,741

Tenstorrent Holdings Inc Series D1	7/16/2024 - 1/15/2025	14,112,772

Tenstorrent Holdings Inc Series D2	7/17/2024	3,590,207

Tory Burch LLC Class A	12/31/2012 - 5/14/2015	83,164,199

Treeline Biosciences Series A	7/30/2021 - 10/27/2022	10,545,678

Treeline Biosciences Series A1	10/27/2022	3,997,039

Triveni Bio Inc Series B	9/19/2024	4,987,164

Vast Data Ltd Series A	11/28/2023	3,500,431

Vast Data Ltd Series A1	11/28/2023	8,615,728

Vast Data Ltd Series A2	11/28/2023	9,910,835

Vast Data Ltd Series B	11/28/2023	7,886,175

Vast Data Ltd Series C	11/28/2023	229,889

Vast Data Ltd Series E	11/28/2023	15,071,540

Waymo LLC Series A2	5/8/2020	3,844,017

Waymo LLC Series C2	10/18/2024	2,623,966

Wugen Inc 0%	6/14/2024	2,085,443

Wugen Inc Series B	7/9/2021	3,827,268

Wugen Inc Series C	8/22/2025	3,280,733

Wugen Inc warrants 8/22/2035	8/22/2025	0

X.Ai Holdings Corp Class A	10/27/2021 - 7/18/2025	15,696,473

X.Ai Holdings Corp Series B	5/13/2024	25,655,744

X.Ai Holdings Corp Series C	11/22/2024	48,556,620

Xsight Labs Ltd Series D	2/16/2021	6,299,753

Xsight Labs Ltd Series F	1/11/2024 - 12/30/2024	6,035,057

Zipline International Inc Series G	6/7/2024	7,552,977

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	8/14/2025

Figma Inc	1/27/2026

HeartFlow Inc	2/4/2026

Omada Health Inc	12/3/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	104,013,943	2,909,992,143	2,875,517,175	4,071,104	-	-	138,488,911	138,461,219	0.3%
Fidelity Securities Lending Cash Central Fund	333,418,332	1,587,990,255	1,710,614,225	9,024,635	-	-	210,794,362	210,773,284	0.7%
Total	437,432,275	4,497,982,398	4,586,131,400	13,095,739	-	-	349,283,273

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Beauty Health Co/The	4,269,381	-	-	-	-	1,730,830	6,000,211	2,884,717
Beauty Health Co/The Class A	5,694,836	41,145	128,631	-	(3,697)	2,295,753	7,899,406	3,797,791
Total	9,964,217	41,145	128,631	-	(3,697)	4,026,583	13,899,617

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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